           As filed with the Securities and Exchange Commission on June 21, 2006
                                              Securities Act File No. 333-130607

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   Form N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                        Pre-Effective Amendment No. ___

                         Post-Effective Amendment No. 2

                        ING VP BALANCED PORTFOLIO, INC.
               (Exact Name of Registrant as Specified in Charter)

     7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
          (Address of Principal Executive Offices)(Zip Code)

                                 1-800-992-0180
                  (Registrant's Area Code and Telephone Number)

                              Huey P. Falgout, Jr.
                              ING Investments, LLC
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                     (Name and Address of Agent for Service)

                                 With copies to:

                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

                                   ----------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

        It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended

          Title of Securities Being Registered: Shares of Common Stock

      No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the
                   Investment Company Act of 1940, as amended.

================================================================================

                                     PART C:
                               OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article 8, Section (d) of the ING VP Balanced Portfolio, Inc.'s Articles of Incorporation, as amended, provides the following:

Article 8(d).

     (d) The Corporation shall indemnify its Officers, Directors, employees and agents and any person who serves at the request of the Corporation as a Director, Officer, employee, or agent of another corporation, partnership, joint venture, trust or other enterprise as follows:

          (i) Every person who is or has been a Director, Officer, employee or agent of the Corporation and persons who serve at the Corporation's request as Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall be indemnified by the Corporation to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he becomes involved as a party or otherwise by virtue of his being or having been a Director, Officer, employee or agent of the Corporation or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Corporation and against amounts paid or incurred by him in the settlement thereof.

          (ii) The words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, legislative, investigative or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (iii) No indemnification shall be provided hereunder to a Director, Officer, employee or agent against any liability to the Corporation or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

          (iv) The rights of indemnification herein provided may be insured against by policies maintained by the Corporation, shall be severable, shall not affect any other rights to which any Director, Officer, employee or agent may now or hereafter be entitled, shall continue as to a person who has ceased to be such Director, Officer, employee, or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

          (v) In the absence of a final decision on the merits by a court or other body before which such proceeding was brought, an indemnification payment will not be made, except as provided in paragraph (vi) of this paragraph (d), unless in the absence of such a decision, a reasonable determination based upon a factual review has been made (1) by a majority vote of a quorum of non-party Directors who are not interested persons of the Corporation, or (2) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

          (vi) The Corporation further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Director or controlling person of the Corporation will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking, (ii) the Corporation is insured against losses arising by reason of any lawful advances or (iii) a majority of a quorum of disinterested non-party Directors or independent legal counsel in a written opinion makes a factual determination that there is a reason to believe the indemnitee will be entitled to indemnification.

          (vii) Neither the amendment nor repeal of this paragraph (d) of Article Eighth, nor the adoption of any amendment of any other provision of the Charter or By-Laws of the Corporation inconsistent with this Article shall apply to or affect in any respect the applicability of this paragraph (d) with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

Article 13 of the Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc., as amended, provides the following:

Article 13. Indemnification.

     (a) The Manager agrees to indemnify and hold harmless the Sub-Adviser, any affiliated person of the Sub-Adviser, and each person, if any, who, within the meaning of Section 15 of the 1933 Act controls ("controlling person") the Sub-Adviser (all of such persons being referred to as "Sub-Adviser Indemnified Persons") against any and all losses, claims, damages, liabilities, or litigation (including legal and other expenses) to which a Sub-Adviser Indemnified Person may become subject under the 1933 Act, the 1940 Act, the Advisers Act, under any other statute, at common law or otherwise, arising out of the Manager's responsibilities to the Fund which (1) may be based upon the Manager's negligence, willful misfeasance, or bad faith in the performance of its duties (which could include a negligent action or a negligent omission to act), or by reason of the Manager's reckless disregard of its obligations and duties under this Agreement, or (2) may be based upon any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement or prospectus covering shares of the Fund or any Series, or any amendment thereof or any supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Manager or the Fund or to any affiliated person of the Manager by a Sub-Adviser Indemnified Person; provided however, that in no case shall the indemnity in favor of the Sub-Adviser Indemnified Person be deemed to protect such person against any liability to which any such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of obligations and duties under this Agreement.

     (b) Notwithstanding Section 12 of this Agreement, the Sub-Adviser agrees to indemnify and hold harmless the Manager, any affiliated person of the Manager, and any controlling person of the Manager (all of such persons being referred to as "Manager Indemnified Persons") against any and all losses, claims, damages, liabilities, or litigation (including legal and other expenses) to which a Manager Indemnified Person may become subject under the 1933 Act, 1940 Act, the Advisers Act, under any other statute, at common law or otherwise, arising out of the Sub-Adviser's responsibilities as Sub-Adviser of the Series which (1) may be based upon the Sub-Adviser's negligence, willful misfeasance, or bad faith in the performance of its duties (which could include a negligent action or a negligent omission to act), or by reason of the Sub-Adviser's reckless disregard of its obligations and duties under this Agreement, or (2) may be based upon any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement or prospectus covering the shares of the Fund or any Series, or any amendment or supplement thereto, or the omission or alleged omission to state therein a material fact known or which should have been known to the Sub-Adviser and was required to be stated therein or necessary to make the statements therein not misleading, if such a statement or omission was made in reliance upon information furnished to the Manager, the Fund, or any affiliated person of the Manager or Fund by the Sub-Adviser or any affiliated person of the Sub-Adviser; provided, however, that in no case shall the indemnity in favor of a Manager Indemnified Person be deemed to protect such person against any liability to which any such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement.

     (c) The Manager shall not be liable under Paragraph (a) of this Section 13 with respect to any claim made against a Sub-Adviser Indemnified Person unless such Sub-Adviser Indemnified Person shall have notified the Manager in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Sub-Adviser Indemnified Person (or after such Sub-Adviser Indemnified Person shall have received notice of such service on any designated agent), but failure to notify the Manager of any such claim shall not relieve the Manager from any liability which it may have to the Sub-Adviser Indemnified Person against whom such action is brought except to the extent the Manager is prejudiced by the failure or delay in giving such notice. In case any such action is brought against the Sub-Adviser Indemnified Person, the Manager will be entitled to participate, at its own expense, in the defense thereof or, after notice to the Sub-Adviser Indemnified Person, to assume the defense thereof, with counsel satisfactory to the Sub-Adviser Indemnified Person. If the Manager assumes the defense of any such action and the selection of counsel by the Manager to represent the Manager and the Sub-Adviser Indemnified Person would result in a conflict of interests and therefore, would not, in the reasonable judgment of the Sub-Adviser Indemnified Person, adequately represent the interests of the Sub-Adviser Indemnified Person, the Manager will, at its own expense, assume the defense with counsel to the Manager and, also at its own expense, with separate counsel to the Sub-Adviser Indemnified Person, which counsel shall be satisfactory to the Manager and to the Sub-Adviser Indemnified Person. The Sub-Adviser Indemnified Person shall bear the fees and expenses of any additional counsel retained by it, and the Manager shall not be liable to the Sub-Adviser Indemnified Person under this Agreement for any legal or other expenses subsequently incurred by the Sub-Adviser Indemnified Person independently in connection with the defense thereof other than reasonable costs of investigation. The Manager shall not have the right to compromise on or settle the litigation without the prior written consent of the Sub-Adviser Indemnified Person if the compromise or settlement results, or may result in a finding of wrongdoing on the part of the Sub-Adviser Indemnified Person.

     (d)  The Sub-Adviser shall not be liable under Paragraph (b) of this
          Section 13 with respect to any claim made against a Manager Indemnified Person unless such Manager Indemnified Person shall have notified the Sub-Adviser in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Manager Indemnified Person (or after such Manager Indemnified Person shall have received notice of such service on any designated agent), but failure to notify the Sub-Adviser of any such claim shall not relieve the Sub-Adviser from any liability which it may have to the Manager Indemnified Person against whom such action is brought except to the extent the Sub-Adviser is prejudiced by the failure or delay in giving such notice. In case any such action is brought against the Manager Indemnified Person, the Sub-Adviser will be entitled to participate, at its own expense, in the defense thereof or, after notice to the Manager Indemnified Person, to assume the defense thereof, with counsel satisfactory to the Manager Indemnified Person. If the Sub-Adviser assumes the defense of any such action and the selection of counsel by the Sub-Adviser to represent both the Sub-Adviser and the Manager Indemnified Person would result in a conflict of interests and therefore, would not, in the reasonable judgment of the Manager Indemnified Person, adequately represent the interests of the Manager Indemnified Person, the Sub-Adviser will, at its own expense, assume the defense with counsel to the Sub-Adviser and, also at its own expense, with separate counsel to the Manager Indemnified Person, which counsel shall be satisfactory to the Sub-Adviser and to the Manager Indemnified Person. The Manager Indemnified Person shall bear the fees and expenses of any additional counsel retained by it, and the Sub-Adviser shall not be liable to the Manager Indemnified Person under this Agreement for any legal or other expenses subsequently incurred by the Manager Indemnified Person independently in connection with the defense thereof other than reasonable costs of investigation. The Sub-Adviser shall not have the right to compromise on or settle the litigation without the prior written consent of the Manager Indemnified Person if the compromise or settlement results, or may result in a finding of wrongdoing on the part of the Manager Indemnified Person.

In addition, ING VP Balanced Portfolio, Inc.'s officers and Directors are currently covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2006.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to Directors, officers and controlling persons of the ING VP Balanced Portfolio, Inc. pursuant to the foregoing provisions or otherwise, ING VP Balanced Portfolio, has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ING VP Balanced Portfolio, Inc. of expenses incurred or paid by a Directors, officer or controlling person of ING VP Balanced Portfolio, Inc. in connection with the successful defense of any action, suit or proceeding) is asserted by such Directors, officer or controlling person in connection with the shares being registered, ING VP Balanced Portfolio, Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 16. EXHIBITS

(1) (a) Articles of Amendment and Restatement dated May 1, 2002 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Registration Statement filed on Form N-1A on April 30, 2004, and incorporated herein by reference.

     (b) Articles of Amendment dated April 24, 2003 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Registration Statement filed on Form N-1A on April 30, 2004, and incorporated herein by reference.

     (c) Articles of Amendment dated April 30, 2004 (redesignation of Class R shares to Class I shares) - filed as an Exhibit to Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed on Form N-1A on February 11, 2005, and incorporated herein by reference.

     (d) Articles Supplementary dated April 24, 2003 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Registration Statement filed on Form N-1A on April 30, 2004, and incorporated herein by reference.

     (e) Articles Supplementary effective April 29, 2005 (Issuance of Adviser Class shares) - filed as an Exhibit to Post-Effective Amendment No. 67 to the Registrant's Registration Statement filed on Form N-1A on April 28, 2005, and incorporated herein by reference.

(2) Amended and Restated Bylaws - filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant's Form N-1A Registration Statement on April 26, 2001 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Registration Statement filed on Form N-1A on April 30, 2004, and incorporated herein by reference.

(3)  Not applicable.

(4) Form of Agreement and Plan of Reorganization between ING VP Balanced Portfolio, Inc., on behalf of its ING VP Balanced Portfolio series and ING Variable Products Trust, on behalf of its ING VP Convertible Portfolio - filed as an Exhibit to Post-Effective to the Registrant's Registration Statement on Form N-14 filed on December 22, 2005 and incorporated herein by reference.

(5) The rights of holders of the securities being registered were previously filed as an Exhibit to Post-Effective Amendment No. 14 to the Registrant's Form N-1A Registration Statement on June 7, 1996 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Registration Statement filed on Form N-1A on April 30, 2004, and incorporated herein by reference.

(6) (a) Investment Management Agreement between the ING Investments, LLC and ING VP Balanced Portfolio, Inc. (formerly known as Aetna Balanced VP, Inc.) dated March 1, 2002 - filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 19, 2002, and incorporated herein by reference.

          (i) Amended Schedule A to the Investment Management Agreement between the ING Investments, LLC and ING VP Balanced Portfolio, Inc. (formerly known as Aetna Balanced VP, Inc.) - filed as an Exhibit to Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed on Form N-1A on February 11, 2005, and incorporated herein by reference.

     (b) Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. dated March 1, 2002 - filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 19, 2002, and incorporated herein by reference.

          (i) First Amendment to the Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. effective as of July 29, 2003 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 19, 2002, and incorporated herein by reference.

          (ii) Amended Schedule A to the Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. - filed as an Exhibit to Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed on Form N-1A on February 11, 2005, and incorporated herein by reference.

(7) Distribution Agreement between Aetna Balanced VP, Inc. and ING Pilgrim Securities, Inc. dated January 1, 2002 - filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 19, 2002, and incorporated herein by reference.

     (a) Amended Schedule of Approvals to Distribution Agreement between ING VP Balanced Portfolio, Inc. and ING Funds Distributor, LLC - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

     (b) Substitution Agreement to Distribution Agreement between ING VP Balanced Portfolio, Inc. and ING Funds Distributor, LLC dated October 8, 2002 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

(8) Directors' Deferred Compensation Plan effective September 24, 1997 - filed as an Exhibit to Post-Effective Amendment No. 16 to the Registrant's Form N-1A Registration Statement on April 27, 1998 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

(9) (a) Custody Agreement with The Bank of New York dated January 6, 2003 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

          (i) Amended Exhibit A dated as of December 28, 2004 to the Custody Agreement with The Bank of New York - filed as an Exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on April 28, 2005, and incorporated herein by reference.

     (b) Foreign Custody Manager Agreement with the Bank of New York dated January 6, 2003 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

          (i) Amended Exhibit A dated as of December 28, 2004 to the Foreign Custody Manager Agreement with The Bank of New York - filed as an Exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on April 28, 2005, and incorporated herein by reference.

          (ii) Amended Schedule 2 to the Foreign Custody Manager Agreement with the Bank of New York dated as of June 6, 2003 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Registration Statement filed on Form N-1A on April 30, 2004, and incorporated herein by reference.

     (c) Securities Lending Agreement and Guaranty with The Bank of New York dated August 7, 2003 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

          (i) Amended Exhibit A dated as of December 21, 2004 to the Securities Lending Agreement and Guaranty with The Bank of New York - filed as an Exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on April 28, 2005, and incorporated herein by reference.

(10) (a)  Restated Distribution Plan for Class S shares effective March 24, 2004
          - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

     (b) Shareholder Service and Distribution Plan for Class A shares effective April 29, 2005 - filed as an Exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on April 28, 2005, and incorporated herein by reference.

(11) Form of Opinion and Consent of Counsel - filed as an Exhibit to Post-Effective to the Registrant's Registration Statement on Form N-14 filed on December 22, 2005 and incorporated herein by reference.

(12) Opinion and Consent of Counsel Supporting Tax Matters and Consequences - filed herewith.

(13) (a) Administration Agreement between ING Funds Services, LLC and Aetna Balanced VP, Inc. dated April 1, 2002 - filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

     (b) License Agreement between Aetna Life and Casualty Company and Aetna Investment Advisers Fund, Inc. dated April 4, 1989 - filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant's Form N-1A Registration Statement on April 11, 1997, and incorporated herein by reference.

     (c) Fund Accounting Agreement with The Bank of New York dated January 6, 2003 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

          (i) Amended Exhibit A dated as of December 28, 2004 to the Fund Accounting Agreement with The Bank of New York - filed as an Exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on April 28, 2005, and incorporated herein by reference.

     (d) Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

     (e) Agency Agreement with DST Systems, Inc. dated July 7, 2001 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

     (f) Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated May 1, 1998 - filed as an Exhibit to Post-Effective

          Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

          (i) Amendment No. 1 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed May 1, 2000 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2002, and incorporated herein by reference.

          (ii) Amendment No. 2 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed June 26, 2001 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

     (g) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated May 1, 1998 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

          (i) Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed November 9, 1998 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

          (ii) Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed June 1, 1999 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

          (iii) Second Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed December 31, 1999 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

          (iv) Third Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed February 11, 2000 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

          (v) Fourth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed May 1, 2000 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

          (vi) Fifth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed February 27, 2001 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

          (vii) Sixth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed June 19, 2001 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

     (h) Fund Participation Agreement between Golden American Life Insurance Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated July 16, 2001 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

(14) Consent of independent auditors - filed as an Exhibit to Post-Effective to the Registrant's Registration Statement on Form N-14 filed on December 22, 2005 and incorporated herein by reference.

(15) Not applicable.

(16) Powers of Attorney - filed as an Exhibit to Post-Effective to the Registrant's Registration Statement on Form N-14 filed on December 22, 2005 and incorporated herein by reference.

(17) Not applicable.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the city of Scottsdale and the State of Arizona on the 21st day of June, 2006.

                                        ING VP BALANCED PORTFOLIO, INC.


                                        By: /s/ Theresa K. Kelety
                                            ------------------------------------
                                            Theresa K. Kelety
                                            Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

             SIGNATURE                             TITLE                      DATE
             ---------                             -----                      ----


----------------------------------     President and Chief Executive     June 21, 2006
James M. Hennessy*                                Officer


----------------------------------         Senior Vice President,        June 21, 2006
Todd Modic*                          Chief/Principal Financial Officer


----------------------------------           Chairman/Director           June 21, 2006
Sidney Koch*


----------------------------------                Director               June 21, 2006
Albert E. DePrince, Jr.*


----------------------------------                Director               June 21, 2006
Maria T. Fighetti*


----------------------------------                Director               June 21, 2006
J. Scott Fox*


----------------------------------                Director               June 21, 2006
Corine T. Norgaard*


----------------------------------                Director               June 21, 2006
Joseph E. Obermeyer*


----------------------------------                Director               June 21, 2006
Edward O'Dell*

*By: /s/ Theresa K. Kelety
     --------------------------------
     Theresa K. Kelety
     Attorney-in-Fact**

** Executed pursuant to Powers of Attorney filed as an Exhibit to Post-Effective to the Registrant's Registration Statement on Form N-14 filed on December 22, 2005 and incorporated herein by reference.

                                  EXHIBIT INDEX

(12) Opinion and Consent of Counsel Supporting Tax Matters and Consequences